Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2024				2023
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,406	104,093	106,499	2,353	101,152	103,505
– treasury and other eligible bills	732	393	1,125	695	724	1,419
– debt securities	1,674	59,904	61,578	1,658	60,045	61,703
– equity securities	—	43,796	43,796	—	40,383	40,383
Loans and advances to banks and customers	951	6,120	7,071	371	5,495	5,866
Other	—	2,199	2,199	—	1,272	1,272
At 31 Dec	3,357	112,412	115,769	2,724	107,919	110,643